Fair Value Measurements - Impaired Collateral-Dependent Loans and Other Real Estate Owned Measured at Fair Value on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount	$ 32	$ 32
Losses Recorded During the Year	113	14
Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Losses Recorded During the Year	95	1
Fair Value on a Nonrecurring Basis [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount	32	32
Fair Value of Loan	1,014	902
Total Losses	790	717
Fair Value on a Nonrecurring Basis [Member] | Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	427	452
Total Losses	72	72
Fair Value on a Nonrecurring Basis [Member] | Commercial Real Estate and Multi-Family [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	587	450
Total Losses	718	645
Losses Recorded During the Year	73
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount	32	32
Fair Value of Loan	1,014	902
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member] | Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	427	452
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member] | Commercial Real Estate and Multi-Family [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	$ 587	$ 450